Operating Segments	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
OPERATING SEGMENTS

13. OPERATING SEGMENTS

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services.

Upon acquisition of FunVerse in January 2024, the Company commenced its short drama streaming platform business, and ceased its solo-staking activities in March 2024. During the year ended December 31, 2024, the Company classified solo-staking activities as non-operating activities. Accordingly, for the year ended December 31, 2024, the Company had one business segment, which is short drama streaming platform business. All revenues, cost of revenues and operating expenses were attributable to short drama streaming platform business for the year ended December 31, 2024.

For the years ended December 31, 2023 and 2022, the financial performance were contributed by the Company’s disposed business including (i) solo-staking activities and (ii) leasing of regional aircraft business.

The following tables present summary information of operations by geographical area for the year ended December 31, 2024.

	For the Year Ended December 31, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$13,427,900	$11,645,300	$4,399,700	$2,113,900	$31,586,800
Online advertising services	-	3,698,500	-	-	3,698,500
Content licensing	-	898,700	-	-	898,700
Total	$13,427,900	$16,242,500	$4,399,700	$2,113,900	$36,184,000